Cash and Cash Equivalents, Short-term Deposit and Restricted Cash	6 Months Ended
Jun. 30, 2021
Investments Debt And Equity Securities [Abstract]
Cash and Cash Equivalents and Short-term Deposit
11.	Cash and cash equivalents, short-term deposit and restricted cash

Cash and cash equivalents represent cash on hand, cash held at bank, and term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Short-term deposit represents term deposit placed with bank with original maturity more than three months but less than one year. The Group had US$197 thousands of short-term deposit as of June 30, 2021, with an original maturity of 12 months denominated in HKD.

Cash on hand and cash held at bank balance , short-term deposit and restricted cash as of December 31, 2020 and June 30, 2021 primarily consist of the following currencies:

	December 31, 2020		June 30, 2021
(In thousands)	Original currency	US$ equivalent	Original currency	US$ equivalent
US$	12,496	12,496	7,969	7,969
RMB	59,912	9,182	19,874	3,077
HKD	8,236	1,062	7,270	936
Others		7,682		6,596
Total		30,422		18,578